Segments and Related Information - Revenue by Service Offerings (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2022	Jul. 03, 2021	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 184,222	$ 130,609	$ 332,383	$ 249,722	$ 612,241	$ 656,524
Telecom Wireless
Segment Reporting Information [Line Items]
Revenue					382,743	458,155
Telecom Wireline
Segment Reporting Information [Line Items]
Revenue					102,194	129,459
Telecom Power
Segment Reporting Information [Line Items]
Revenue					13,284
Renewables
Segment Reporting Information [Line Items]
Revenue					29,216
Recovery Logistics
Segment Reporting Information [Line Items]
Revenue					$ 84,804	$ 68,910